UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes.)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.  [    ]

[X] Post-Effective Amendment No. [ 37 ]

and/or

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. [ 42 ]

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VOLUMETRIC FUND, INC

(Name of Registrant as specified in Charter)

87 VIOLET DRIVE, PEARL RIVER, NEW YORK 10965

(Address of Principal Executive Officers)

(845) 623-7637

(Phone number of registrant)

JEFFREY GIBS

VOLUMETRIC FUND, INC

87 VIOLET DRIVE, PEARL RIVER, NEW YORK 10965

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: April 30, 2021

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It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[  ] (Date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] on (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Orangetown, and State of New York on the 30th day of April 2021.

Volumetric Fund, Inc.

/s/ Irene Zawitkowski

__________________________________

By:   Irene J. Zawitkowski, Chair

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and dates indicated.

/s/ Irene J. ZawitkowskiApril 30, 2021

___________________________________________________________

Irene J. Zawitkowski, Chair, CEO and DirectorDate

/s/ Jeffrey GibsApril 30, 2021

___________________________________________________________

Jeffrey Gibs, President and DirectorDate

/s/ Neil O’SullivanApril 30, 2021

__________________________________________________________

Neil O’Sullivan, Independent DirectorDate

/s/ Alexandre M. OlbrechtApril 30, 2021

__________________________________________________________

Alexandre M. Olbrecht, PhD, Independent DirectorDate

/s/ Stephen SamittApril 30, 2021

__________________________________________________________

Stephen Samitt, Independent DirectorDate

/s/ Allan SamuelsApril 30, 2021

__________________________________________________________

Allan Samuels, Independent DirectorDate

/s/ David SeidenbergApril 30, 2021

__________________________________________________________

David Seidenberg, Independent DirectorDate

/s/ Raymond SheridanApril 30, 2021

__________________________________________________________

Raymond Sheridan, Independent DirectorDate

Exhibit Index

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase